Shareholder Report, Line Graph (Details)	6 Months Ended
Jun. 30, 2025
C000009559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Real Estate Portfolio
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Wilshire U S Real Estate Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index